Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 649	£ 753
Differences on exchange	(29)	(18)
Provided in respect of the year	1,037	101
Utilised during the year	(599)	(187)
Ending balance	1,058	649
– current	670	318
– non-current	388	331
Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	349
Utilised during the year	(163)
Quebec Class Action
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	436
Utilised during the year	(436)
Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	252
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	127	158
Differences on exchange	(11)
Provided in respect of the year	235	41
Utilised during the year	(53)	(72)
Ending balance	298	127
– current	203	74
– non-current	95	53
Restructuring of Existing Businesses | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	235
Utilised during the year	(53)
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	33	40
Differences on exchange	(1)	(3)
Provided in respect of the year	9	10
Utilised during the year	(13)	(14)
Ending balance	28	33
– current	14	17
– non-current	14	16
Employee Related Benefits | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	9
Utilised during the year	(13)
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	108	138
Utilised during the year	(35)	(30)
Ending balance	73	108
– current	6	19
– non-current	67	89
Fox River | Other
Disclosure Of Other Provisions [Line Items]
Utilised during the year	(35)
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	381	417
Differences on exchange	(17)	(15)
Provided in respect of the year	793	50
Utilised during the year	(498)	(71)
Ending balance	659	381
– current	447	208
– non-current	212	£ 173
Other Provisions | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	105
Utilised during the year	(62)
Other Provisions | Quebec Class Action
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	436
Utilised during the year	(436)
Other Provisions | Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	£ 252